Leases	12 Months Ended
Dec. 31, 2020
Leases [Abstract]
Leases
12. LEASES
The Company has one operating lease, as a sublessee of an unrelated third party, for real estate that was recorded upon adoption at January 1, 2019. The lease was amended in March 2020 to extend the terms of the agreement for the existing premise and lease additional expansion premise and in December 2020 to provide additional rent adjustments. The amended leases were entered into with UMD. Refer to Footnote 14
– Related Party Transactions
for further information. The Company determined the modified lease for the original premises and the lease for the expansion premises were both operating leases. The March 2020 amendment was determined to represent a modification to the existing lease with two lease components for both the original premises and expansion premises. The lease commencement date for the expansion premises was in December 2020. The modified lease for the original premises was reassessed utilizing an incremental borrowing rate at the effective date of the amendment. In December 2020, the original premise was further reassessed due to a rent adjustment associated with lessor assets paid for by the Company. For the original premises, these reassessments resulted in the recognition of an additional ROU asset and lease liability of $613 thousand in March 2020 and $136 thousand in December 2020. At the lease commencement date for the expansion premise, the Company recorded a ROU asset and lease liability of $2.8 million. As of December 31, 2020 and 2019, the weighted-average remaining lease term was 10 years and 6 years, respectively. The weighted-average discount rate was 11.9% and 12.2% at December 31, 2020 and 2019, respectively.
The components of lease cost were as follows (in thousands):

	2020	2019
Operating lease cost (1)
Fixed lease cost	$278	$155
Short-term lease cost	35	11

Total operating lease cost	$313	$166

(1)	The lease costs are reflected in the Statements of Operations and Comprehensive Loss as follows (in thousands):

	Year Ended December 31
	2020	2019
Research and development	263	133
General and administrative	50	33

Total	313	166

Supplemental cash flow and other information related to operating leases was as follows (in thousands):

	Year Ended December 31
	2020	2019
Cash payments included in the measurement of operating lease liabilities	178	146
Operating lease right-of-use assets recognized in exchange for new operating lease obligations	3,565	—
As of December 31, 2020, maturities of operating lease liabilities are as follows (in thousands):

Amount
Year Ending December 31,
2021	561
2022	644
2023	671
2024	750
2025	772
Thereafter	4,146

Total lease payments	7,544
Less: imputed interest	(3,273)

Present value of operating lease liabilities	4,271